Annual Total Returns - Voya International Index Portfolio (Class P2 Shares) [BarChart] - Class P2 Shares - Voya International Index Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	(12.17%)
2012	18.72%
2013	21.45%
2014	(5.94%)
2015	(0.88%)
2016	0.83%
2017	24.88%
2018	(13.42%)
2019	21.78%
2020	8.13%